Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and equipment Disclosure [Text Block]
Property and Equipment
Property and equipment consisted of the following at December 31:

in thousands	Estimated Useful Life			2012	2011
Computer software and hardware	3	to	7 years	$47,566	$45,468
Transportation equipment		12 years		17,875	17,875
Leasehold improvements	Up to term of lease			18,143	15,934
Office furniture and equipment	5	to	10 years	6,238	6,200
Total cost				89,822	85,477
Accumulated depreciation				(50,910)	(47,249)
Property and equipment, net				$38,912	$38,228

Depreciation expense was $8.1 million, $8.3 million and $7.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.